Core Alternative ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 96.8%		Shares	Value
Basic Materials - 4.8%
Air Products & Chemicals, Inc.		4,121	$1,122,972
Mosaic Co.		22,452	617,430
			1,740,402

Communications - 12.4%
Alphabet, Inc. - Class A		6,183	2,089,854
Amazon.com, Inc. (a)		4,093	979,455
FactSet Research Systems, Inc.		1,796	456,831
Meta Platforms, Inc. - Class A		1,295	927,867
			4,454,007

Consumer, Cyclical - 10.3%
Genuine Parts Co.		5,998	833,662
Home Depot, Inc.		1,817	680,630
McDonald's Corp.		3,050	960,750
Walmart, Inc.		10,200	1,215,228
			3,690,270

Consumer, Non-cyclical - 13.9%
Amgen, Inc.		2,827	966,495
Diageo PLC - ADR		3,306	306,797
Eli Lilly & Co.		824	854,612
Johnson & Johnson		6,138	1,394,860
Merck & Co., Inc.		5,798	639,345
Procter & Gamble Co.		5,423	823,049
			4,985,158

Energy - 6.7%
Chevron Corp.		6,778	1,199,028
Exxon Mobil Corp.		8,502	1,202,183
			2,401,211

Financial - 15.7%
Aflac, Inc.		6,506	721,840
Chubb Ltd.		3,521	1,089,961
CME Group, Inc.		3,848	1,112,303
JPMorgan Chase & Co.		3,701	1,132,099
Morgan Stanley		8,744	1,598,403
			5,654,606

Industrial - 9.6%
Emerson Electric Co.		8,242	1,211,245
Lockheed Martin Corp.		1,851	1,173,941
Waste Management, Inc.		4,755	1,056,751
			3,441,937

Technology - 17.7%
Accenture PLC - Class A		2,351	619,818
Adobe, Inc. (a)		1,602	469,786
Advanced Micro Devices, Inc. (a)		3,475	822,637
Apple, Inc.		3,191	828,001
Broadridge Financial Solutions, Inc.		4,228	833,381
Fiserv, Inc. (a)		5,309	338,342
Microsoft Corp.		2,920	1,256,447
NXP Semiconductors NV		2,252	509,267
Paychex, Inc.		6,675	688,393
			6,366,072

Utilities - 5.7%
NextEra Energy, Inc.		12,015	1,056,119
Southern Co.		11,278	1,007,238
			2,063,357
TOTAL COMMON STOCKS (Cost $28,716,414)			34,797,020

REAL ESTATE INVESTMENT TRUSTS - 2.6%		Shares	Value
Financial - 2.6%
Realty Income Corp.		15,313	936,543
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $871,621)			936,543

PURCHASED OPTIONS - 0.4% (a)	Notional Amount	Contracts	Value
Call Options - 0.0% (b)
S&P 500 Index, Expiration: 02/05/2026; Exercise Price: $7,200.00 (c)(d)	27,756,120	40	200

Put Options - 0.4%
S&P 500 Index (c)(d)
Expiration: 02/02/2026; Exercise Price: $6,890.00	20,817,090	30	36,300
Expiration: 02/03/2026; Exercise Price: $6,935.00	10,408,545	15	48,150
Expiration: 02/05/2026; Exercise Price: $6,925.00	6,939,030	10	41,720
Total Put Options			126,170
TOTAL PURCHASED OPTIONS (Cost $149,850)			126,370

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.61% (e)		84,790	84,790
TOTAL MONEY MARKET FUNDS (Cost $84,790)			84,790

TOTAL INVESTMENTS - 100.0% (Cost $29,822,675)			35,944,723
Liabilities in Excess of Other Assets - (0.0)% (b)			(2,801)
TOTAL NET ASSETS - 100.0%			$35,941,922

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Core Alternative ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,797,020	$–	$–	$34,797,020
Real Estate Investment Trusts	936,543	–	–	936,543
Purchased Options	–	126,370	–	126,370
Money Market Funds	84,790	–	–	84,790
Total Investments	$35,818,353	$126,370	$–	$35,944,723

Refer to the Schedule of Investments for further disaggregation of investment categories.